Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	R$ 155,992	R$ 378
Property, plant and equipment	369,942	167,547
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	155,992	1,777
Property, plant and equipment	326,357	93,497	R$ 78,478
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	0	(1,777)
Property, plant and equipment	(57,442)	(34,631)	(27,230)
Historical cost of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	437,180	211,370
Total for all business combinations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	369,942	167,547
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	(67,238)	R$ (43,823)
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate		10.00%
Property, plant and equipment	212,298	R$ 25,138
Furniture and Equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	154,139	1,093
Property, plant and equipment	240,957	35,508	23,601
Furniture and Equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	0	(5,855)
Property, plant and equipment	(28,658)	(10,370)	(2,069)
Furniture and Equipment | Historical cost of property, plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	240,957	35,508
Furniture and Equipment | Accumulated depreciation and amortisation [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (28,659)	R$ (10,370)
Furniture and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	10.00%
Furniture and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	20.00%
Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	20.00%	20.00%
Property, plant and equipment	R$ 16,853	R$ 3,543
Communication and network equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	0	847
Property, plant and equipment	30,461	16,907	15,636
Communication and network equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	0	(13,570)
Property, plant and equipment	(13,609)	(13,365)	(12)
Communication and network equipment [member] | Historical cost of property, plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30,461	16,907
Communication and network equipment [member] | Accumulated depreciation and amortisation [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (13,608)	R$ (13,364)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	0.00%	0.00%
Property, plant and equipment	R$ 4,580	R$ 2,020
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	45	0
Property, plant and equipment	4,580	2,020	1,794
Construction in progress [member] | Historical cost of property, plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,580	2,020
Construction in progress [member] | Accumulated depreciation and amortisation [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	0	0
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	101,027	108,680
Right-of-use assets [member] | Historical cost of property, plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	110,823	117,873
Right-of-use assets [member] | Accumulated depreciation and amortisation [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (9,796)	R$ (9,193)
Right-of-use assets [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	4.00%	4.00%
Right-of-use assets [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	10.00%	10.00%
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	4.00%	4.00%
Property, plant and equipment	R$ 35,184	R$ 28,166
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	1,808	163
Property, plant and equipment	50,359	39,062	37,447
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	0	17,648
Property, plant and equipment	(15,175)	(10,896)	R$ (25,149)
Buildings [member] | Historical cost of property, plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50,359	39,062
Buildings [member] | Accumulated depreciation and amortisation [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (15,175)	R$ (10,896)